Submission	Sep. 09, 2026
Submission [Line Items]
Central Index Key	0000076334
Registrant Name	Parker-Hannifin Corp
Registration File Number	333-298527
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES